Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 101,087	$ 91,731	$ 85,449
Grants received	12,461	15,492
Equipment produced for self use	$ 118,371	$ 120,093